4. Income Taxes (Details - Reconciliation) - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Book Loss			$ 2,933			$ 520,572
State taxes			418			74,258
Change in valuation allowance			(3,351)			(594,830)
Provision for Income Taxes	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0